Significant Components of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Components of Net Deferred Tax Liabilities [Line Items]
Share-based compensation		$ 18,977	$ 26,239
Capitalized inventory costs and inventory reserves		2,107	2,301
Allowance for doubtful accounts		929	1,379
Self-insurance reserves		153	500
Other		2,423	2,227
Net operating loss carryforwards		291	209
Total deferred tax assets, gross		24,880	32,855
Valuation allowance		0	0
Total deferred tax assets		24,880	32,855
Deductible goodwill		(67,246)	(88,581)
Depreciation		(5,519)	(5,883)
Other		(5,189)	(1,633)
Total deferred tax liabilities		(77,954)	(96,097)
Net deferred tax liabilities	[1]	$ (53,074)	$ (63,242)

[1]	At December 31, 2017, net deferred tax liabilities have been included in the consolidated balance sheet in deferred income taxes and other liabilities. At December 31, 2016, net current deferred tax assets and liabilities of $5,485 are included in the consolidated balance sheet in other current assets and net long-term deferred tax assets and liabilities of $68,727 are included in the consolidated balance sheet in deferred income taxes and other liabilities.